UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03101
CALVERT MANAGEMENT SERIES
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended September 30, 2015

Item 1. Schedule of Investments.

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 98.0%

Alabama - 1.6%
Montgomery Alabama GO Bonds, 5.00%, 2/1/25	2,000,000	2,243,140

California - 7.1%
California GO Bonds:
5.00%, 10/1/34	1,000,000	1,152,510
Green Bonds, 3.75%, 10/1/37	1,000,000	1,009,450
4.00%, 3/1/45	1,750,000	1,795,605
California Infrastructure & Economic Development Bank Revenue Bonds, 5.00%, 10/1/34	2,500,000	2,931,675
California Municipal Finance Authority Revenue Bonds, 5.00%, 11/1/27	1,040,000	1,199,276
California Pollution Control Financing Authority Revenue Bonds, 1.65%, 7/1/31 (mandatory put, 5/1/17@ 100) (r)	1,000,000	1,000,520
Long Beach California Unified School District GO Bonds, Zero Coupon, 8/1/25	1,000,000	749,550
		9,838,586

Colorado - 1.8%
Board of Governors of Colorado State University System Enterprise Revenue Bonds, 5.00%, 3/1/29	1,000,000	1,212,170
Regional Transportation District Colorado Sales Tax Revenue Bonds, 5.00%, 11/1/32	1,000,000	1,239,960
		2,452,130

Connecticut - 4.0%
Connecticut GO Bonds, Green Bonds:
4.00%, 11/15/30	1,000,000	1,071,030
5.00%, 11/15/31	1,000,000	1,151,690
Connecticut Health & Educational Facility Authority Revenue Bonds:
4.85%, 7/1/37	1,360,000	1,445,367
4.00%, 7/1/38	750,000	763,320
5.05%, 7/1/42	1,000,000	1,063,590
		5,494,997

Delaware - 0.3%
Sussex County Delaware Revenue VRDN, 0.35%, 11/1/27 (mandatory put, 10/7/15 @ 100) (r)†	400,000	400,000

District of Columbia - 3.1%
District of Columbia GO Bonds, 5.00%, 6/1/27	1,000,000	1,216,730
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.00%, 10/1/25	1,750,000	1,880,462

5.00%, 10/1/27	1,000,000	1,147,290
		4,244,482

Florida - 8.9%
Alachua County Florida Health Facilities Authority Revenue Bonds, 4.00%, 12/1/44	300,000	289,461
Highlands County Florida Health Facilities Authority Revenue Bonds:
5.125%, 11/15/16 (unrefunded portion) (r)	2,060,000	2,170,169
5.625%, 11/15/37 (r)	1,080,000	1,232,982
Miami-Dade County Florida Aviation Revenue Bonds, 5.00%, 10/1/41	1,000,000	1,088,610
Miami-Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,393,400
Miami-Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	525,000	525,094
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	2,675,000	3,461,905
Pasco County Florida Water & Sewer Revenue Bonds, 5.00%, 10/1/44	1,000,000	1,126,500
		12,288,121

Georgia - 1.5%
Cobb County Georgia Development Authority Revenue Bonds, 1.875%, 4/1/33 (mandatory put, 10/1/19 @ 100) (r)	1,000,000	1,001,330
Georgia GO Bonds, 4.50%, 7/1/28	1,000,000	1,136,330
		2,137,660

Hawaii - 0.8%
Honolulu City and County Hawaii GO Bonds, 5.00%, 12/1/34	1,000,000	1,135,850

Idaho - 0.8%
Idaho Housing & Finance Association Revenue Bonds, 3.10%, 7/1/24	1,055,000	1,088,517

Illinois - 0.5%
Illinois Finance Authority Revenue VRDN, 0.30%, 6/1/26 (mandatory put, 10/7/15 @ 100) (r)†	700,000	700,000

Indiana - 0.9%
Indiana Finance Authority Revenue Bonds, 5.00%, 2/1/31	1,130,000	1,257,634

Iowa - 0.8%
Iowa SO Revenue Bonds, 5.00%, 6/15/27	1,000,000	1,142,970

Kansas - 1.7%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,141,300

5.75%, 11/15/38	1,000,000	1,140,500
		2,281,800

Maryland - 1.1%
Maryland State Community Development Administration Department and Community Development Revenue Bonds, 4.05%, 7/1/40	1,575,000	1,582,166

Massachusetts - 3.2%
Boston Massachusetts Water & Sewer Commission Revenue Bonds, 5.00%, 11/1/30	1,000,000	1,127,460
Massachusetts HFA Revenue Bonds:
3.85%, 6/1/28	1,000,000	1,008,690
4.00%, 12/1/30	1,000,000	1,004,540
The Massachusetts Clean Water Trust Revenue Bonds, 5.25%, 8/1/29	1,000,000	1,292,750
		4,433,440

Michigan - 0.4%
Caledonia Michigan Community Schools GO Bonds, 5.00%, 5/1/26	500,000	607,165

Mississippi - 2.3%
Mississippi Business Finance Corp. Revenue Bonds, 1.375%, 3/1/27 (mandatory put, 3/1/17 @ 100) (r)	400,000	400,816
Prentiss County Mississippi Industrial Development Revenue VRDN, 0.30%, 10/1/17 (mandatory put, 10/7/15 @ 100) (r)†	2,800,000	2,800,000
		3,200,816

Missouri - 1.2%
Kansas City Missouri GO Bonds, 4.50%, 2/1/24	1,500,000	1,713,765

New Jersey - 1.1%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	1,250,000	1,502,813

New Mexico - 3.2%
New Mexico Hospital Equipment Loan Council Revenue Bonds, 5.125%, 8/1/35	4,010,000	4,411,160

New York - 5.4%
City of New York NY GO Bonds, Series G, 5.00%, 8/1/26	2,000,000	2,380,160
New York City Housing Development Corp. Revenue Bonds, 3.80%, 11/1/30	1,000,000	1,025,800
New York City Water & Sewer System Revenue Bonds, 5.00%, 6/15/39	1,000,000	1,141,970
New York State Dormitory Authority Revenue Bonds:
5.00%, 8/15/29	1,000,000	1,162,500
5.00%, 3/15/37 (Prerefunded 3/15/17 @ 100)	1,430,000	1,522,078

New York State Environmental Facilities Corp. Solid Waste Disposal Revenue Bonds, 2.75%, 7/1/17 (r)	200,000	204,744
		7,437,252

North Carolina - 3.8%
Columbus County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, 5.70%, 5/1/34	1,000,000	1,117,120
North Carolina Medical Care Commission Revenue Bonds, 5.00%, 6/1/42	3,700,000	4,116,916
		5,234,036

North Dakota - 0.4%
North Dakota HFA Revenue Bonds, 2.55%, 1/1/22	500,000	511,045

Ohio - 5.6%
Cleveland Ohio GO Bonds, 5.00%, 12/1/28	1,250,000	1,485,150
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,680,175
Ohio State Revenue Bonds, 5.00%, 12/31/30	1,000,000	1,115,080
Ohio State University Revenue Bonds:
5.00%, 12/1/29 (escrowed to maturity)	85,000	110,576
5.00%, 12/1/29 (unrefunded portion)	1,915,000	2,410,027
		7,801,008

Pennsylvania - 6.6%
Bucks County Pennsylvania IDA Revenue Bonds, 1.375%, 12/1/22 (mandatory put, 2/1/17 @ 100) (r)	250,000	250,708
Commonwealth Financing Authority Revenue Bonds, 5.00%, 6/1/34	1,000,000	1,105,680
Erie Pennsylvania Water Authority Revenue Bonds:
5.00%, 12/1/29	965,000	1,117,837
5.00%, 12/1/30	1,000,000	1,148,880
Luzerne County Pennsylvania GO Bonds, 5.00%, 11/15/29	550,000	614,333
Mount Lebanon Pennsylvania School District GO Bonds, 5.00%, 2/15/27	2,000,000	2,234,480
Pennsylvania Economic Development Financing Authority Revenue Bonds:
2.625%, 11/1/21 (r)	500,000	509,400
5.00%, 12/31/25	1,000,000	1,169,540
Pennsylvania HFA Revenue Bonds, 3.90%, 10/1/35	1,000,000	1,003,020
		9,153,878

Rhode Island - 2.5%
Rhode Island Clean Water Finance Agency Revenue Bonds:
5.00%, 10/1/30	1,000,000	1,165,320
5.00%, 10/1/31	1,000,000	1,159,860
Rhode Island GO Bonds, 4.00%, 8/1/24	1,000,000	1,104,500
		3,429,680

Texas - 19.5%
Arlington Texas Higher Education Finance Corp. Revenue Bonds:
5.00%, 8/15/33	1,460,000	1,677,409
5.00%, 8/15/34	1,300,000	1,490,320
Bexar County Texas GO Bonds, 5.00%, 6/15/35	3,000,000	3,388,260
Dallas/Fort Worth Texas International Airport Revenue Bonds:
5.00%, 11/1/36	500,000	558,660
5.00%, 11/1/38	1,000,000	1,061,170
El Paso County Texas GO Bonds, 5.00%, 2/15/32	1,000,000	1,136,070
Harris County Texas Flood Control District Revenue Bonds, 5.00%, 10/1/27	3,450,000	3,967,431
Hidalgo County Texas Drain District No 1 Bonds, 5.00%, 9/1/25	3,010,000	3,343,056
Longview Texas Independent School District GO Bonds, Zero Coupon, 2/15/18	500,000	489,220
Love Field Airport Modernization Corp. Revenue Bonds, 5.00%, 11/1/28	1,000,000	1,168,170
Newark Higher Education Finance Corp. Revenue Bonds, 4.00%, 8/15/35	1,000,000	1,018,780
North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,267,240
5.25%, 2/1/35	3,345,000	4,373,454
Port of Houston Texas Tax Authority GO Bonds, 5.00%, 10/1/35	1,830,000	2,121,061
		27,060,301

Vermont - 3.1%
University of Vermont and State Agriculture College Revenue Bonds, 5.00%, 10/1/23 (Prerefunded 10/1/15 @ 100)	1,000,000	1,000,140
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, 5.00%, 10/31/46	1,000,000	1,039,740
Vermont GO Bonds:
5.00%, 8/15/20	1,000,000	1,145,470
4.50%, 7/15/26 (Prerefunded 7/15/17 @ 100)	1,000,000	1,069,400
Vermont HFA Revenue Bonds, 5.35%, 5/1/36	45,000	45,065
		4,299,815

Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Revenue Bonds, 4.25%, 10/1/29	200,000	203,544

Virginia - 2.2%
Loudoun County Virginia Sanitation Authority Revenue Bonds, 5.00%, 1/1/27	1,725,000	1,965,914
Virginia Public School Authority Revenue Bonds, 4.00%, 8/1/27	1,000,000	1,090,850
		3,056,764

Washington - 2.5%
Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds, 4.00%, 11/1/33	1,250,000	1,316,838
Washington Economic Development Finance Authority Revenue Bonds, 2.125%, 6/1/20 (e)(r)	1,000,000	1,008,120

Washington GO Bonds, 5.00%, 2/1/23	1,000,000	1,126,580
		3,451,538

Total Municipal Obligations (Cost $127,314,374)		135,796,073

TOTAL INVESTMENTS (Cost $127,314,374) - 98.0%		135,796,073
Other assets and liabilities, net - 2.0%		2,723,011
NET ASSETS - 100.0%		$138,519,084

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
Ultra U.S. Treasury Bonds	5	12/15	$802,031	$3,446)
Sold:
5 Year U.S. Treasury Notes	(48)	12/15	$5,784,750)	$7,410)
10 Year U.S. Treasury Notes	(57)	12/15	(7,337,859)	(17,347)
20 Year U.S. Treasury Bonds	(57)	12/15	(8,968,594)	72,121
Total Sold				$47,364

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(r)	The coupon rate shown on floating or adjustable rate securities represents the rate in effect on September 30, 2015.
†	The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
GO:	General Obligation
HFA:	Housing Finance Agency/Authority
IDA:	Industrial Development Agency/Authority
SO:	Special Obligation
VRDN:	Variable Rate Demand Notes

CALVERT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
ASSET-BACKED SECURITIES - 44.6%
American Homes 4 Rent:
2.35%, 6/17/31 (e)(r)	150,000	146,835
3.50%, 6/17/31 (e)(r)	250,000	241,905
4.691%, 10/17/45 (e)	200,000	202,332
Apidos CLO, 5.827%, 7/18/27 (e)(r)	300,000	264,570
Applebee's Funding LLC / IHOP Funding LLC, 4.277%, 9/5/44 (e)	150,000	153,469
Bayview Opportunity Master Fund IIIa Trust, 3.844%, 11/28/29 (e)(r)	111,763	112,131
Blue Elephant Loan Trust, 3.12%, 12/15/22 (e)	211,523	210,994
CAM Mortgage LLC, 4.75%, 7/15/64 (e)(r)	400,000	398,357
Capital Automotive REIT, 3.66%, 10/15/44 (e)	100,000	101,734
CarFinance Capital Auto Trust, 1.46%, 12/17/18 (e)	58,398	58,341
Carnow Auto Receivables Trust, 4.33%, 11/15/17 (e)	250,000	249,475
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	192,500	199,369
Commonbond Student Loan Trust, 3.20%, 6/25/32 (e)	90,738	91,848
Conn's Receivables Funding LLC, 4.565%, 9/15/20 (e)	500,000	497,400
Consumer Credit Origination Loan Trust, 2.82%, 3/15/21 (e)	194,159	194,934
Countrywide Asset-Backed Certificates, 0.654%, 11/25/35 (e)(r)	69,304	68,513
Diamond Resorts Owner Trust, 1.95%, 1/20/25 (e)	35,483	35,413
Dryden 33 Senior Loan Fund, 3.939%, 7/15/26 (e)(r)	200,000	190,540
Dryden 40 Senior Loan Fund, 4.026%, 8/15/28 (e)(r)	250,000	236,725
Flagship Credit Auto Trust:
1.32%, 4/16/18 (e)	12,227	12,225
4.42%, 12/16/19 (e)	115,000	118,652
GCAT LLC:
3.625%, 5/26/20 (e)(r)	260,897	260,731
4.75%, 5/26/20 (e)(r)	149,683	149,287
GLC II Trust, 4.00%, 12/18/20 (e)	188,285	188,925
GLC Trust, 3.00%, 7/15/21 (e)	153,870	153,331
GMAT Trust:
3.721%, 2/25/44 (e)(r)	98,975	98,870
5.00%, 2/25/44 (e)(r)	200,000	199,590
Invitation Homes Trust:
2.90%, 12/17/30 (e)(r)	100,000	96,370
3.357%, 6/17/32 (e)(r)	100,000	96,590
3.907%, 6/17/32 (e)(r)	350,000	334,135
Madison Park Funding XVII Ltd., 3.729%, 7/21/27 (e)(r)	150,000	140,340
Navient Student Loan Trust, 1.694%, 7/25/52 (r)	100,000	91,222
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (e)(r)	200,000	198,298
OnDeck Asset Securitization Trust, 3.15%, 5/17/18 (e)	100,000	100,133
OneMain Financial Issuance Trust, 2.43%, 6/18/24 (e)	220,000	219,999
PennyMac LLC, 4.00%, 3/25/55 (e)(r)	196,590	196,342

RenewFund Receivables Trust, 3.51%, 4/15/25 (e)	90,554	90,237
RMAT LLC:
2015-1, 4.09%, 7/27/20 (e)(r)	244,733	244,888
2015-NPL1, 3.75%, 5/25/55 (e)(r)	271,645	269,852
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	215,246	213,397
Sierra Timeshare Receivables Funding LLC:
2.39%, 11/20/29 (e)	20,655	20,667
2.40%, 6/20/31 (e)	20,855	20,816
2.80%, 10/20/31 (e)	60,852	61,186
Skopos Auto Receivables Trust, 3.10%, 12/15/23 (e)	355,681	355,681
SLM Private Credit Student Loan Trust, 0.737%, 6/15/39 (r)	98,973	90,784
SolarCity LMC, 5.44%, 7/20/44 (e)	288,792	298,871
SpringCastle America Funding LLC, 5.59%, 10/25/33 (e)	100,000	101,780
Springleaf Funding Trust:
Series A, 3.92%, 1/16/23 (e)	200,000	200,000
Series A-1, 3.92%, 1/16/23 (e)	150,000	149,670
Stewart Park CLO Ltd., 3.724%, 4/15/26 (e)(r)	150,000	140,235
Truman Capital Mortgage Loan Trust:
3.125%, 4/25/53 (e)(r)	76,973	76,568
3.125%, 6/25/54 (e)(r)	29,635	29,584
US Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (e)	181,478	181,201
VML LLC, 3.875%, 4/27/54 (e)(r)	154,138	153,522
VOLT XIX LLC, 3.875%, 4/25/55 (e)(r)	91,469	91,665
VOLT XXVII LLC, 4.75%, 8/27/57 (e)(r)	199,690	200,366
VOLT XXX LLC, 3.625%, 10/25/57 (e)(r)	275,822	275,427
VOLT XXXVIII LLC, 3.875%, 9/25/45 (e)(r)	200,000	199,832
Wendys Funding LLC, 2015-1:
3.371%, 6/15/45 (e)	100,000	100,491
4.08%, 6/15/45 (e)	400,000	403,553

Total Asset-Backed Securities (Cost $10,329,360)		10,280,198

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 10.5%
Bellemeade Re Ltd.:
4.489%, 7/25/25 (e)(r)	500,000	501,250
6.489%, 7/25/25 (e)(r)	300,000	300,750
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M1, 1.149%, 5/25/24 (r)	73,315	72,630
CAS 2014-C03 1M2, 3.194%, 7/25/24 (r)	450,000	407,044
CAS 2015-C03 1M2, 5.194%, 7/25/25 (r)	250,000	249,248
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQ2 B, 8.144%, 5/25/25 (r)	600,000	602,244

STACR 2015-DNA2 B, 7.744%, 12/25/27 (r)	100,000	100,125
LSTAR Securities Investment Trust, 2.199%, 5/1/20 (e)(r)	188,677	185,299

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,439,581)		2,418,590

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.6%
Bear Stearns Commercial Mortgage Securities Trust:
3.107%, 5/15/32 (e)(r)	100,000	99,092
5.843%, 6/11/40 (r)	178,053	178,611
BLCP Hotel Trust, 3.877%, 8/15/29 (e)(r)	150,000	150,059
Citigroup Commercial Mortgage Trust, 3.598%, 9/15/17 (e)(r)	200,000	196,707
Colony Multifamily Mortgage Trust, 2.543%, 4/20/50 (e)	70,941	70,919
Extended Stay America Trust, 3.902%, 12/5/31 (e)	155,000	155,919
Hilton USA Trust, 4.602%, 11/5/30 (e)(r)	200,000	201,938
Hyatt Hotel Portfolio Trust, 3.697%, 11/15/29 (e)(r)	100,000	96,843
Motel 6 Trust, 5.279%, 2/5/30 (e)	400,000	393,158
ORES NPL LLC, 6.00%, 3/27/24 (e)	200,000	200,000
Rialto Capital Management LLC, 2.85%, 5/15/24 (e)	14,389	14,365

Total Commercial Mortgage-Backed Securities (Cost $1,765,943)		1,757,611

CORPORATE BONDS - 13.4%
Albertson's Holdings LLC/Safeway, Inc., 7.75%, 10/15/22 (e)	53,000	56,792
Bank of America Corp., 3.95%, 4/21/25	300,000	291,850
Celanese US Holdings LLC, 5.875%, 6/15/21	100,000	100,875
Citigroup, Inc.:
5.95%, 8/15/20, floating rate thereafter to 12/29/49 (r)	180,000	177,525
5.90%, 2/15/23, floating rate thereafter to 12/29/49 (r)	80,000	78,000
4.40%, 6/10/25	200,000	201,147
Continental Airlines Pass Through Trust, 6.25%, 10/11/21	39,865	41,559
Credit Acceptance Corp.:
6.125%, 2/15/21	100,000	98,500
7.375%, 3/15/23 (e)	100,000	102,250
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.375%, 3/1/41	160,000	171,425
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	150,000	150,000
Frontier Communications Corp., 10.50%, 9/15/22 (e)	200,000	195,000
Methanex Corp., 5.65%, 12/1/44	100,000	92,775
Morgan Stanley, 3.95%, 4/23/27	100,000	96,308
Post Holdings, Inc., 6.75%, 12/1/21 (e)	250,000	250,000
Rite Aid Corp., 6.75%, 6/15/21	100,000	102,500
Sprint Communications, Inc., 6.00%, 12/1/16	100,000	98,563

Sprint Corp., 7.625%, 2/15/25	50,000	38,719
Terraform Global Operating LLC, 9.75%, 8/15/22 (e)	300,000	240,750
Verizon Communications, Inc., 4.862%, 8/21/46	200,000	187,543
Virgin Australia Trust:
7.125%, 10/23/18 (e)	67,101	68,107
6.00%, 4/23/22 (e)	29,240	29,971
Williams Partners LP, 3.60%, 3/15/22	100,000	92,324
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	150,000	134,288

Total Corporate Bonds (Cost $3,264,021)		3,096,771

FLOATING RATE LOANS(d) - 3.9%
Albertson's Holdings LLC, 5.50%, 8/25/21 (r)	397,568	397,614
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	193,437	192,205
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	198,221	198,514
Varsity Brands, Inc., 5.00%, 12/11/21	99,499	99,955

Total Floating Rate Loans (Cost $887,073)		888,288

U.S. TREASURY OBLIGATIONS - 6.8%
U.S. Treasury Bond, 3.00%, 5/15/45	70,000	71,635
U.S. Treasury Bill, 0.021%, 10/1/15	1,500,000	1,500,000

Total U.S. Treasury Obligations (Cost $1,570,481)		1,571,635

EQUITY SECURITIES - 0.6%

Independent Power and Renewable Electricity Producers - 0.1%
TerraForm Power, Inc., Class A *	1,450	20,619

Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	6,000	112,200

Total Equity Securities (Cost $167,235)		132,819

EXCHANGE-TRADED PRODUCTS - 1.0%
SPDR Barclays High Yield Bond ETF	6,300	224,658

Total Exchange-Traded Products (Cost $238,619)		224,658

CLOSED-END FUND - 1.0%
Blackstone / GSO Strategic Credit Fund	15,828	224,916

Total Closed-End Fund (Cost $244,702)		224,916

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 11.4%
State Street Bank Time Deposit, 0.088%, 10/1/15	2,626,210	2,626,210

Total Time Deposit (Cost $2,626,210)		2,626,210

TOTAL INVESTMENTS (Cost $23,533,225) - 100.8%		23,221,696
Other assets and liabilities, net - (0.8)%		(178,652)
NET ASSETS - 100.0%		$23,043,044

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	(8)	12/15	($1,752,250)	$362
5 Year U.S. Treasury Notes	(23)	12/15	(2,771,859)	(3,539)
10 Year U.S. Treasury Notes	(14)	12/15	(1,802,281)	(4,649)
20 Year U.S. Treasury Bonds	(1)	12/15	(157,344)	1,342
Total Sold				($6,484)

*	Non-income producing security.
(d)
Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at September 30, 2015. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(r)	The coupon rate shown on floating or adjustable rate securities represents the rate in effect on September 30, 2015.

Abbreviations:
CLO:	Collateralized Loan Obligations
ETF:	Exchange Traded Fund
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
REIT:	Real Estate Investment Trust

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Management Series (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is comprised of two separate funds (the "Funds"). Calvert Tax-Free Responsible Impact Bond Fund (“Tax-Free Bond”) and Calvert Unconstrained Bond Fund (“Unconstrained Bond”) are each registered as a non-diversified fund. The operations of each fund are accounted for separately. The Trust applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Trust uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Trust to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Trust’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Trust’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Equity securities for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy.
Exchange-traded products and closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At September 30, 2015, no securities were fair valued in good faith under the direction of the Board.

The following tables summarize the market value of the Trust's holdings as of September 30, 2015, based on the inputs used to value them:

Tax-Free Bond	Valuation Inputs
Investment In Securities*	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$135,796,073	$—	$135,796,073
TOTAL	$—	$135,796,073	$—	$135,796,073
Other financial instruments**	$43,918	$—	$—	$43,918

*	For a complete listing of investments, please refer to the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

There were no transfers between levels during the quarter ended September 30, 2015.

Unconstrained Bond	Valuation Inputs
Investment In Securities*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$10,280,198	$—	$10,280,198
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	2,418,590	—	2,418,590
Commercial Mortgage-Backed Securities	—	1,757,611	—	1,757,611
Corporate Bonds	—	3,096,771	—	3,096,771
Floating Rate Loans	—	888,288	—	888,288
U.S. Treasury Obligations	—	1,571,635	—	1,571,635
Equity Securities	132,819	—	—	132,819
Exchange-Traded Products	224,658	—	—	224,658
Closed-End Funds	224,916	—	—	224,916
Time Deposit	—	2,626,210	—	2,626,210
TOTAL	$582,393	$22,639,303	$—	$23,221,696
Other financial instruments**	($6,484)	$—	$—	($6,484)

*	For a complete listing of investments, please refer to the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

There were no transfers between levels during the quarter ended September 30, 2015.

Loan Participations and Assignments: Unconstrained Bond may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: Tax-Free Bond may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. Tax-Free Bond may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. Unconstrained Bond may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations. The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds. During the period, Tax-Free Bond and Unconstrained Bond used U.S. Treasury Bond and Notes futures contracts to hedge against interest rate changes and to manage overall duration of the Funds. The Funds' futures contracts at period end are presented in the Schedules of Investments.
During the period, Tax-Free Bond invested in 5 year and 10 year U.S. Treasury Notes futures and 20 year and Ultra U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	4
Futures Contracts short	(136)
* Averages are based on activity levels during the period ended September 30, 2015.
During the period, Unconstrained Bond invested in 2 year, 5 year and 10 year U.S. Treasury Notes futures and 20 year and Ultra U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts short	(31)
Investments^	0†
* Averages are based on activity levels during the period ended September 30, 2015.
^ Represents purchased options which, when held, are investments and are shown on the Schedule of Investments.
† Amount is less than 0.5.
Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at September 30, 2015.

TAX-FREE BOND
Unrealized appreciation	$8,594,662
Unrealized (depreciation)	(113,057)
Net unrealized appreciation (depreciation)	$8,481,605

Federal income tax cost of investments	$127,314,468

UNCONSTRAINED BOND
Unrealized appreciation	$53,521
Unrealized (depreciation)	(365,079)
Net unrealized appreciation (depreciation)	($311,558)

Federal income tax cost of investments	$23,533,254

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES, INC.

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    November 25, 2015

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    November 25, 2015